RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

The following transactions took place between the Company and its related parties during the year:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Repayment of amount due to director	513,224	-	-
Directors’ fee	-	-	87,774
Directors’ CPF contribution	47,925	65,648	75,930
Directors’ Remuneration	1,547,698	1,863,168	3,377,458